Related Party Balances and Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Balances and Transactions
Schedule of related party transactions

	Three months ended
	March 31,
	2026	2025
Professional fees and expenses paid to companies controlled by officers included in general and administrative	$—	$109
Research and development expenses paid to companies controlled by officers included in general and administrative	—	18

	2025	2024
Professional fees and expenses paid to companies controlled by officers included in general and administrative	$249,323	$442,110
Research and development expenses paid to companies controlled by officers included in general and administrative	$—	$42,212
Accounts payable due to related parties	$—	$9,010